June 9, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:      VANGUARD TRUSTEES’ EQUITY FUND (THE TRUST)

FILE NO.  2-65955-99

485(a) Filing and Request for Acceleration of Effectiveness

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Commissioners:

We respectfully submit the enclosed 58th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting Vanguard Emerging Markets Select Stock Fund, a new series of the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated June 9, 2011, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of June 13, 2011, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 58 are to: (1) address the comments of the Commission’s staff regarding the prior Amendments 56 and 57; and (2) effect a number of non-material editorial changes. Please note that Post-Effective Amendment 58 is otherwise identical to Post-Effective Amendments 56 and 57, which were filed on March 28, 2011, and April 15, 2011, respectively.

We appreciate the Staff’s assistance and thank you for your consideration. If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-2689.

Sincerely,

Nathan M. Will

Associate Counsel

The Vanguard Group, Inc.

cc: Brion Thompson, Esquire

U.S. Securities & Exchange Commission

Appendix A

461(a) Acceleration Request

June 9, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:      VANGUARD TRUSTEES’ EQUITY FUND

FILE NO.  2-65955-99

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Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Trustees’ Equity Fund (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 58th Post-Effective Amendment (PEA) of the Trust’s registration statement on Form N-1A be accelerated to June 13, 2011. We filed PEA 58 today, June 9, 2011.

PEA 58 (1) addresses comments of the Commission’s staff regarding PEAs 56 and 57, which introduced Vanguard Emerging Markets Select Stock Fund, a new series of the Trust; and
(2) effects a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Nathan M. Will at (610) 669-2689.

Sincerely,

VANGUARD TRUSTEES’ EQUITY FUND

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Brion Thompson, Esquire

U.S. Securities & Exchange Commission